Going Concern (Details Narrative) (10K) - USD ($)	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 5,677,344	$ 4,554,259	$ 4,541,180